Note 5 - Note Payable: February 2018 Agreement (Details) - Pacific Leaf Ventures Lp - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2018	Feb. 23, 2018	Sep. 30, 2018	Mar. 31, 2018
Royalty Buyout Payment				$ 2,309,818
Royalty Expense			$ 1,530,000	269,818
Other Expenses		$ 250,000	3,045,925	510,000
Other Prepaid Expense, Current				1,530,000
Cash Payment 1
Royalty Buyout Payment	$ 1,000,000			1,269,818
Royalty Expense	$ 1,500,000			269,818
Other Expenses				250,000
Other Prepaid Expense, Current			$ 1,530,000	750,000
Share Payment1
Royalty Buyout Payment				1,040,000
Royalty Expense				0
Other Expenses				260,000
Other Prepaid Expense, Current				$ 780,000